Fair Value of Financial Assets and Liabilities - Summary of Changes in Fair Value of Tranche Obligation Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - Fair Value Recurring Basis - Fair Value Inputs Level3 - Tranche Obligations
$ in Thousands
12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance	$ 3,883
Change in fair value of tranche obligations	4,333
Reclassification of tranche obligation liability to additional paid-in capital	$ (8,216)